Note 27 - Supplemental Cash Flow Information - Adjustments to Reflect Net Cash from Gas Sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Accrued gas receivable	$ (12,972)	$ 15,893
Gas delivered (drawn) in excess of consumption	(4,866)	2,716
Accrued gas payable	11,266	(12,261)
Deferred revenue	7,384	(2,162)
Cash receipts from gas sales	$ 812	$ 4,186